Retirement and Deferred Compensation Plans - Components of Net Periodic Cost and Underlying Weighted Average Actuarial Assumptions Used for Pension and Postretirement Benefit Plans (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Component of Net Periodic Benefit Costs
Service cost	$ 5	$ 5	$ 5
Interest cost	7	7	7
Curtailment (gain) loss
Healthcare cost trend
Initial
Ultimate in 2022
Pension Benefits [Member] | Periodic Cost [Member]
Component of Net Periodic Benefit Costs
Service cost	5	5	5
Interest cost	7	7	7
Expected return on assets	(8)	(7)	(8)
Amortization of actuarial (gain) loss	2	1
Curtailment (gain) loss
Net periodic benefit cost	6	6	4
Weighted Average Assumptions used to determine Net Period Benefit Cost for the Years ended December 31
Discount rate	4.30%	4.70%	5.40%
Salary increases	4.60%	4.60%	5.00%
Expected return on assets	4.70%	4.85%	6.25%
Postretirement Benefits [Member]
Component of Net Periodic Benefit Costs
Service cost	4	4	3
Interest cost	1	1	1
Curtailment (gain) loss	(3)
Healthcare cost trend
Initial	7.00%	7.25%	7.50%
Ultimate in 2022	5.00%	5.00%	5.00%
Postretirement Benefits [Member] | Periodic Cost [Member]
Component of Net Periodic Benefit Costs
Service cost	4	4	3
Interest cost	1	1	1
Expected return on assets
Amortization of actuarial (gain) loss
Curtailment (gain) loss	(3)
Net periodic benefit cost	$ 2	$ 5	$ 4
Weighted Average Assumptions used to determine Net Period Benefit Cost for the Years ended December 31
Discount rate	3.43%	4.04%	4.93%
Healthcare cost trend
Initial	7.25%	7.50%	8.00%
Ultimate in 2022	5.00%	5.00%	5.00%